                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/06

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           VARIABLE RATE** SENIOR LOAN INTERESTS 174.6%
           AEROSPACE/DEFENSE 4.6%
$  17,064  Alion Science and Technology Corp.,
           Term Loan .......................................  B3       CCC+    8.12 to    12/31/07 to   $    17,063,746
                                                                               10.87%     08/02/09
      646  Alion Science and Technology Corp.,
           Revolving Credit Agreement ......................  Ba3      B+      10.00      08/02/09              630,094
    1,458  Apptis, Inc.,
           Term Loan .......................................  Ba2      B+      8.57 to    01/05/10            1,470,256
                                                                               10.50
    1,585  ARINC, Inc.,
           Term Loan .......................................  Ba3      BB      7.37       03/10/11            1,589,392
      998  Atlantic Marine Services,
           Term Loan .......................................  B1       B+      7.94       08/02/13            1,006,228
    4,976  DynCorp International, LLC,
           Term Loan .......................................  Ba2      BB-     7.69 to    02/11/11            5,007,539
                                                                               8.31
    7,449  IAP Worldwide Services, Inc.,
           Term Loan .......................................  Caa1     CCC+    8.44 to    12/30/12 to         7,430,258
                                                                               13.44      06/30/13
    5,386  ILC Industries, Inc.,
           Term Loan .......................................  NR       NR      7.87       02/24/12            5,429,145
    9,561  K&F Industries, Inc.,
           Term Loan .......................................  Ba3      B+      7.32       11/18/12            9,607,251
    2,116  Primus International, Inc.,
           Term Loan .......................................  NR       NR      7.82 to    06/07/12            2,124,343
    3,796  SI International, Inc.,
           Term Loan .......................................  Ba3      NR      7.32 to    02/09/11            3,812,843
                                                                               7.46
    3,816  Spirit AeroSystems, Inc.,
           Term Loan .......................................  Ba3      BB-     7.57       12/31/11            3,849,875
                                                                               7.83
    3,675  Wesco Aircraft Hardware Corp.,
           Term Loan .......................................  Ba3      B+      7.58 to    09/29/13 to         3,706,298
                                                                               11.13      03/28/14
    8,478  Wyle Laboratories, Inc.,
           Term Loan .......................................  NR       B-      8.22 to    01/28/11 to         8,561,480
                                                                               11.97      07/28/11
                                                                                                        ---------------
                                                                                                             71,288,748
                                                                                                        ---------------
           AUTOMOTIVE 7.5%
    2,000  Accument Global Technologies, Inc.,
           Term Loan .......................................  B2       B+      8.89 to    08/11/13            2,015,000
                                                                               8.92
    8,174  Accuride Corp.,
           Term Loan .......................................  Ba3      B+      7.44       01/31/12            8,199,179
    3,000  Dana Corp.,
           Term Loan .......................................  B3       BB-     7.65       04/13/08            3,004,500
   14,021  Federal-Mogul Corp.,
           Term Loan (c) ...................................  NR       NR      9.07       12/09/06           14,099,777

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           AUTOMOTIVE (CONTINUED)
   15,383  Federal-Mogul Corp.,
           Revolving Credit Agreement (c) ..................  NR       NR      9.07       12/09/06           15,441,199
    3,900  Goodyear Tire & Rubber Co.,
           Revolving Credit Agreement ......................  Ba1      B       7.07       04/30/10            3,884,158
    3,441  Heartland Automotive Holdings, Inc.,
           Term Loan .......................................  NR       NR      9.10 to    02/27/12            3,475,558
                                                                               9.13
    3,600  Lear Corp.,
           Term Loan .......................................  B2       B+      7.87 to    04/25/12            3,592,876
                                                                               7.90
   10,847  MetoKote Corp.,
           Term Loan .......................................  B2       B+      8.35 to    11/27/11           10,867,523
                                                                               8.38
    5,800  Navistar International Corp.,
           Term Loan .......................................  NR       BB-     10.32 to   02/22/09            5,882,169
                                                                               10.37
    6,120  Polypore, Inc.,
           Term Loan .......................................  Ba3      B       8.32       11/12/11            6,168,003
    1,500  Precision Partners, Inc.,
           Term Loan .......................................  B2       B+      8.32       10/27/13            1,473,750
    5,985  Sensata Technologies, Inc.,
           Term Loan .......................................  Ba3      BB-     7.10 to    04/27/13            5,956,009
                                                                               7.13
    3,818  Tenneco Automotive, Inc.,
           Term Loan .......................................  Ba1      BB-     7.40       12/12/10            3,839,670
   26,508  TRW Automotive, Inc.,
           Term Loan .......................................  Ba1      BB+     6.75 to    01/10/10 to        26,459,219
                                                                               7.19       06/30/12
    2,324  United Components, Inc.,
           Term Loan .......................................  Ba3      BB-     7.70       06/30/12            2,338,924
                                                                                                        ---------------
                                                                                                            116,697,514
                                                                                                        ---------------
           BEVERAGE, FOOD & TOBACCO 11.3%
   15,000  Acosta Sales Co., Inc.,
           Term Loan .......................................  B1       B-      8.08       07/28/13           15,153,120
    7,164  Advantage Sales & Marketing, LLC,
           Term Loan .......................................  NR       NR      7.37 to    03/29/13            7,144,600
                                                                               7.48
      573  Atkins Nutritionals, Inc.,
           Term Loan .......................................  NR       NR      17.37      12/31/10              494,137
   12,491  Birds Eye Foods, Inc.,
           Term Loan .......................................  Ba3      B+      8.07       06/30/08           12,491,004

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           BEVERAGE, FOOD & TOBACCO (CONTINUED)
    1,505  Buffets Holdings, Inc.,
           Term Loan .......................................  Ba2      B-      10.75      06/28/09            1,510,677
    6,500  Coleman Natural Foods, LLC,
           Term Loan .......................................  NR       NR      8.43 to    08/22/12 to         6,531,250
                                                                               12.43      08/22/13
   12,328  Commonwealth Brands, Inc.,
           Term Loan .......................................  NR       NR      7.69       12/22/12           12,427,863
    5,000  DCI Cheese Co.,
           Term Loan .......................................  NR       NR      8.62       08/07/13            5,006,250
   19,666  Dole Food Co., Inc.,
           Term Loan .......................................  Ba3      B+      5.24 to    04/12/13           19,543,186
                                                                               9.25
    5,071  Farley's & Sathers Candy Co., Inc.,
           Term Loan .......................................  NR       NR      8.12 to    06/15/10 to         5,086,427
                                                                               11.62      03/24/11
    5,925  Fresh Start Bakeries, Inc.,
           Term Loan .......................................  NR       NR      7.88 to    09/29/13 to         5,973,094
                                                                               11.13      03/29/14
   13,562  Le-Nature's, Inc.,
           Term Loan (l) ...................................  Ba2      NR      9.39 to    03/01/11           13,222,639
                                                                               9.42
    6,596  Luigino's, Inc.,
           Term Loan .......................................  B1       B+      8.38 to    04/02/11            6,652,111
                                                                               8.44
    1,501  Mafco Worldwide Corp.,
           Term Loan .......................................  B1       B+      7.32 to    12/08/11            1,506,583
                                                                               8.25
    8,852  Michael Foods, Inc.,
           Term Loan .......................................  Ba3      B+      7.39 to    11/21/10            8,871,928
                                                                               7.55
    5,842  National Dairy Holdings, LP,
           Term Loan .......................................  NR       NR      7.32       03/15/12            5,863,507
    2,640  National Distributing Co., Inc.,
           Term Loan .......................................  NR       NR      11.83      06/22/10            2,646,600
    2,487  OSI Foods GMBH & Co. KG,
           Term Loan .......................................  NR       NR      7.12       09/02/11            2,485,062
    5,595  OSI Group, LLC,
           Term Loan .......................................  NR       NR      7.12       09/02/11            5,591,390
    3,108  OSI-Holland Finance B.V.,
           Term Loan .......................................  NR       NR      7.12       09/02/11            3,106,328
    7,281  PBM Products, LLC,
           Term Loan .......................................  NR       NR      8.07       09/29/12            7,348,879
    8,348  Pierre Foods, Inc.,
           Term Loan .......................................  Ba2      B+      7.50       06/30/10            8,376,700

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           BEVERAGE, FOOD & TOBACCO (CONTINUED)
    5,562  Pinnacle Foods, Inc.,
           Term Loan .......................................  Ba3      B+      7.33 to    11/25/10            5,577,812
                                                                               7.39
      750  Reddy Ice Group, Inc.,
           Term Loan .......................................  Ba3      B+      7.12       08/09/12              750,937
    4,988  Sturm Foods, Inc.,
           Term Loan .......................................  NR       NR      7.63       05/26/11            4,999,969
    3,137  Sunny Delight Beverage Co.,
           Term Loan .......................................  Caa1     CCC     11.37 to   08/20/10            3,102,434
                                                                               11.40
    3,930  Volume Services America, Inc.,
           Term Loan .......................................  B2       NR      8.63 to    10/01/10            3,955,793
                                                                               9.50
                                                                                                        ---------------
                                                                                                            175,420,280
                                                                                                        ---------------
           BROADCASTING - CABLE 12.2%
    3,300  Century Cable Holdings, LLC,
           Term Loan (c) ...................................  NR       NR      10.25      06/30/09            3,229,875
    6,600  Cequel Communications, LLC,
           Term Loan (b) ...................................  B1       B+      7.62       11/05/13            6,595,875
   54,569  Charter Communications Operating, LLC,
           Term Loan (b) ...................................  B1       B       8.01       04/28/13           55,101,279
   14,925  CSC Holdings, Inc.,
           Term Loan (b) ...................................  Ba2      BB      7.07 to    03/29/13           14,931,000
                                                                               7.22
    9,593  Frontiervision Operating Partners, LP,
           Term Loan (c) (j) ...............................  NR       NR      9.65 to    09/30/05 to         9,494,394
                                                                               9.78       03/31/06
    2,354  Frontiervision Operating Partners, LP,
           Revolving Credit Agreement (c) (j) ..............  NR       NR      9.65       06/30/06            2,328,558
   13,373  Hilton Head Communications, LP,
           Term Loan (c) ...................................  NR       NR      9.50       03/31/08           12,988,771
   12,760  Hilton Head Communications, LP,
           Revolving Credit Agreement (c) ..................  NR       NR      8.25       09/30/07           12,366,571
    2,984  Knology, Inc.,
           Term Loan .......................................  Ba3      B       7.87 to    06/29/10            3,000,764
                                                                               7.88
    9,762  MCC Iowa, LLC,
           Term Loan .......................................  Ba3      BB-     7.00 to    01/31/15            9,737,049
                                                                               7.38
    2,400  Mediacom Illinois, LLC,
           Term Loan .......................................  Ba3      BB-     7.00 to    01/31/15            2,396,678
                                                                               7.37
   57,095  Olympus Cable Holdings, LLC,
           Term Loan (c) ...................................  NR       NR      9.50 to    06/30/10 to        55,753,329
                                                                               10.25      09/30/10
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           BROADCASTING - CABLE (CONTINUED)
                                                                                                            187,924,143
                                                                                                        ---------------
           BROADCASTING - DIVERSIFIED 0.4%
    5,985  Cumulus Media, Inc.,
           Term Loan .......................................  Ba3      B       7.32 to    06/07/13            6,020,539
                                                                               7.63
           BROADCASTING - RADIO 1.9%
    5,959  CMP KC, LLC,
           Term Loan .......................................  Caa1     CCC+    9.31       05/03/11            5,966,012
   14,641  CMP Susquehanna Corp.,
           Term Loan .......................................  Ba3      B       7.38 to    05/05/13           14,682,257
                                                                               7.44
    1,791  LBI Media, Inc.,
           Term Loan .......................................  Ba2      B       6.51       03/31/12            1,773,090
    5,664  NextMedia Operating, Inc.,
           Term Loan .......................................  B1       B       7.32 to    11/15/12 to         5,676,616
                                                                               9.82       11/15/13
    1,425  Spanish Broadcasting Systems, Inc.,
           Term Loan .......................................  B1       B+      7.12       08/09/11            1,426,580
                                                                                                        ---------------
                                                                                                             29,524,555
                                                                                                        ---------------
           BROADCASTING - TELEVISION 0.4%
    2,000  Barrington Broadcasting, LLC,
           Term Loan .......................................  Ba3      B       7.65       08/12/13            2,015,626
    4,158  HIT Entertainment, Inc.,
           Term Loan .......................................  Ba3      B       7.62       03/20/12            4,173,592
                                                                                                        ---------------
                                                                                                              6,189,218
                                                                                                        ---------------
           BUILDINGS & REAL ESTATE 6.9%
    2,750  Armstrong World Industries, Inc.,
           Term Loan .......................................  Ba2      BB      7.12       10/02/13            2,756,446
    6,667  BioMed Realty, LP,
           Term Loan .......................................  NR       NR      7.57       05/30/10            6,650,000
    2,500  California Coastal Communities, Inc.,
           Term Loan .......................................  NR       NR      8.07       09/15/11            2,503,125
      316  Central Parking Corp.,
           Term Loan .......................................  Baa3     BB-     7.37       03/31/10              317,328
    6,300  Edge-Star Partners,
           Term Loan .......................................  NR       NR      8.65 to    11/18/07            6,315,750
                                                                               14.90
   20,974  Ginn LA CS Borrower, LLC
           Term Loan .......................................  Caa1     BB      8.29 to    06/08/11 to        19,026,086
                                                                               12.37      06/08/12

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           BUILDINGS & REAL ESTATE (CONTINUED)
    1,100  Kyle Acquisition Group, LLC,
           Term Loan .......................................  NR       NR      8.25       07/20/10            1,100,000
    2,200  Lake at Las Vegas Joint Venture, LLC,
           Term Loan .......................................  B2       CCC+    8.10 to    11/01/09            2,112,917
                                                                               8.25
    6,000  Landsource Communities Development, LLC,
           Term Loan .......................................  NR       NR      7.88       03/31/10            5,896,248
    4,800  LNR Property Corp.,
           Term Loan .......................................  B2       B+      8.22       07/12/11            4,823,501
    2,388  London Arena & Waterfront Finance, LLC,
           Term Loan .......................................  NR       NR      8.89       03/08/12            2,408,895
    5,000  Macerich Partnership, LP,
           Term Loan .......................................  NR       NR      6.88       04/25/10            4,990,625
    2,627  NewKirk Master, LP,
           Term Loan .......................................  Ba2      BB+     7.07       08/11/08            2,630,662
    5,686  NLV Holdings, LLC,
           Term Loan .......................................  B2       B+      8.12 to    05/09/11 to         5,515,905
                                                                               12.37      05/30/12
    3,600  Shea Capital I, LLC,
           Term Loan .......................................  NR       NR      7.35       10/27/11            3,492,000
    2,487  Shea Mountain House, LLC,
           Term Loan .......................................  NR       NR      7.37       05/11/11            2,425,312
    4,500  South Edge, LLC,
           Term Loan .......................................  NR       NR      7.13 to    10/31/07 to         4,393,125
                                                                               7.38       10/31/09
    3,600  Standard Pacific Corp.,
           Term Loan .......................................  NR       NR      6.93       05/05/13            3,537,000
    5,982  Tamarack Resort, LLC,
           Term Loan (b) ...................................  NR       NR      8.52 to    05/19/11            5,952,090
                                                                               8.62
   12,000  WCI Communities, Inc.,
           Term Loan .......................................  NR       NR      7.32       12/23/10           11,591,256
    9,093  Yellowstone Development, LLC,
           Term Loan .......................................  NR       NR      7.70       09/30/10            8,967,841
                                                                                                        ---------------
                                                                                                            107,406,112
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           BUSINESS EQUIPMENT & SERVICES 4.8%
   12,557  Affiliated Computer Services, Inc.,
           Term Loan .......................................  Ba2      B+      7.39 to    03/20/13           12,592,770
                                                                               7.40
   10,150  AlixPartners, LLP,
           Term Loan .......................................  B1       BB-     7.88       10/12/13           10,213,437
    2,993  Contec, LLC.,
           Term Loan .......................................  NR       NR      8.75       06/15/12            2,999,981
    4,500  First American Payment Systems, LP,
           Term Loan .......................................  NR       NR      8.63       10/06/13            4,522,500
    2,079  InfoUSA, Inc.,
           Term Loan .......................................  Ba2      BB      7.07       02/14/12            2,076,401
    4,800  Institutional Shareholders Services, Inc.,
           Term Loan .......................................  NR       NR      7.82       09/30/11            4,812,000
    4,103  Katun Corp.,
           Term Loan .......................................  NR       BB-     6.21 to    06/30/09            4,102,723
                                                                               9.57
    2,575  ProQuest,
           Revolving Credit Agreement ......................  NR       NR      7.82 to    01/31/10            2,555,732
                                                                               8.25
   10,709  Sedgewick Claims Management Services, Inc.,
           Term Loan .......................................  B1       B+      7.60 to    01/31/13           10,720,541
                                                                               7.62
    1,000  Quantum Corp.,
           Term Loan .......................................  Ba3      B+      9.44       08/22/12            1,001,250
    5,421  Verifone, Inc.,
           Term Loan .......................................  B1       BB-     7.24       10/31/13            5,427,911
   12,500  VNU, Inc.,
           Term Loan (b) ...................................  B1       B+      8.19       08/09/13           12,559,575
                                                                                                        ---------------
                                                                                                             73,584,821
                                                                                                        ---------------
           CHEMICALS, PLASTICS & RUBBER 12.5%
    1,113  American Pacific Corp.,
           Term Loan .......................................  Ba3      B       9.37       11/30/10            1,115,281
    3,900  Basell North America (Netherlands),
           Term Loan .......................................  Ba3      B+      7.60 to    09/07/13 to         3,951,188
                                                                               8.35       09/07/14
    1,778  Becker-Underwood, Inc.,
           Term Loan .......................................  NR       NR      9.62 to    09/30/11 to         1,766,016
                                                                               12.37      03/31/12
   11,400  Brenntag Holdings GmbH & Co. KG,
           Term Loan .......................................  B2       B       8.08 to    01/20/14 to        11,543,352
                                                                               12.08      07/17/15
    2,473  Celanese,  AG (Germany),
           Term Loan .......................................  Ba3      BB-     7.37       04/06/11            2,489,725
    8,333  Ferro Corp.,
           Term Loan .......................................  NR       B+      8.57       06/06/12            8,341,150
    3,231  Fibervisions Delaware Corp.,
           Term Loan .......................................  B1       B       8.87 to    03/31/13            3,206,766
                                                                               9.00

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           CHEMICALS, PLASTICS & RUBBER (CONTINUED)
    6,000  Georgia Gulf Corp.,
           Term Loan (b) ...................................  Ba2      BB      7.32       10/03/13            6,036,252
   23,940  Hexion Specialty Chemicals, Inc.,
           Term Loan .......................................  Ba3      B       7.37 to    05/05/13           23,907,944
                                                                               7.38
   50,975  Huntsman International, LLC,
           Term Loan (b) ...................................  Ba3      BB-     7.07       08/16/12           51,006,722
    9,000  Ineos Holdings, Ltd.,
           Term Loan .......................................  Ba3      B+      7.61 to    12/16/13 to         9,119,061
                                                                               8.11       12/23/14
    9,348  INVISTA (Netherlands),
           Term Loan .......................................  Ba1      BB      6.87 to    04/30/10 to         9,342,684
                                                                               6.88       04/29/11
   10,149  ISP Chemco, Inc.,
           Term Loan .......................................  Ba3      BB-     7.63       02/16/13           10,194,305
   14,925  Kraton Polymers, LLC,
           Term Loan .......................................  Ba3      B+      7.38       05/12/13           14,990,297
    3,324  Lucite International Group Holdings, Ltd.,
           Term Loan .......................................  B1       B+      8.07       07/07/13            3,351,816
    4,000  Lyondell Chemical Co.,
           Term Loan .......................................  Ba3      BB-     7.11       08/16/13            4,025,416
      713  Nalco Co.,
           Term Loan .......................................  Ba2      BB-     7.07 to    11/04/10              715,869
                                                                               7.30
    6,483  PQ Corp.,
           Term Loan .......................................  Ba2      B+      7.38       02/10/12            6,511,642
   16,867  Rockwood Specialties Group, Inc.,
           Term Loan (b) ...................................  Ba2      NR      7.38       12/13/13           16,966,294
    4,800  Wellman, Inc.,
           Term Loan .......................................  B3       B-      12.24      02/10/10            4,593,000
                                                                                                        ---------------
                                                                                                            193,174,780
                                                                                                        ---------------
           CONSTRUCTION MATERIAL   4.1%
   11,910  AXIA, Inc.,
           Term Loan .......................................  B2       B       8.62       12/21/12           11,880,225
    2,518  Brand Services, Inc.,
           Term Loan .......................................  Ba2      B       7.60 to    01/15/12            2,522,859
                                                                               7.65
    1,147  Builders FirstSource, Inc.,
           Term Loan .......................................  Ba2      BB-     7.87 to    08/11/11 to         1,146,667
                                                                               9.66       02/15/12
    9,933  Contech Construction Products, Inc.,
           Term Loan .......................................  Ba3      B+      7.35 to    01/31/13            9,985,819
                                                                               7.38
    1,500  Custom Building Products, Inc.,
           Term Loan .......................................  NR       NR      10.62      04/29/12            1,505,937

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           CONSTRUCTION MATERIAL (CONTINUED)
    1,250  Foster Wheeler, LLC,
           Term Loan .......................................  Ba1      B+      5.27       09/13/11            1,254,687
    3,246  Gibraltar Industries, Inc.,
           Term Loan .......................................  Ba1      BB      7.13       12/08/12            3,243,841
    5,985  Interline Brands, Inc.,
           Term Loan .......................................  Ba3      BB      7.07 to    06/23/13            5,996,222
                                                                               7.12
    1,194  Nortek, Inc.,
           Term Loan .......................................  Ba2      B       7.32 to    08/27/11            1,192,416
                                                                               9.25
    3,422  Panolam Industries International, Inc. (Canada),
           Term Loan .......................................  Ba3      B+      8.12       09/30/12            3,439,093
    2,394  Pro-Build Holdings, Inc.,
           Term Loan .......................................  Ba3      NR      7.12       06/29/13            2,390,009
    5,687  Professional Paint, Inc.,
           Term Loan .......................................  NR       NR      7.63 to    05/31/12 to         5,702,039
                                                                               11.38      05/31/13
      894  Sensus Metering Systems, Inc.,
           Term Loan .......................................  Ba3      B+      7.37 to    12/17/10              894,166
                                                                               7.58
    2,388  Universal Building Products, Inc.,
           Term Loan .......................................  NR       NR      8.87       04/28/12            2,399,940
    5,913  Werner Holding Co., Inc.,
           Term Loan (a) (c) ...............................  NR       NR      11.25      06/11/09            5,942,162
      969  Werner Holding Co., Inc.,
           Term Loan (a) (c) (g) ...........................  NR       NR      11.25      12/11/09              881,892
    3,774  Werner Holding Co., Inc.,
           Revolving Credit Agreement (a) (c) ..............  NR       NR      11.25      06/11/08            3,793,160
                                                                                                        ---------------
                                                                                                             64,171,134
                                                                                                        ---------------
           CONTAINERS, PACKAGING & GLASS 4.2%
    2,394  Altivity Packaging, LLC,
           Term Loan .......................................  Ba3      BB-     7.60 to    06/30/13            2,419,063
                                                                               7.62
    2,683  Anchor Glass Container Corp.,
           Term Loan .......................................  NR       NR      7.62 to    05/03/13            2,689,638
                                                                               7.65
    1,000  Captive Plastics, Inc.
           Term Loan .......................................  NR       NR      8.12       08/18/11            1,003,750

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           CONTAINERS, PACKAGING & GLASS (CONTINUED)
    1,760  Consolidated Container Co., LLC,
           Term Loan .......................................  Ba3      B-      8.63       12/15/08            1,768,297
    4,792  Covalence Specialty Materials Corp.,
           Term Loan .......................................  Ba3      B+      7.38 to    05/18/13 to         4,826,509
                                                                               8.63       08/16/13
    1,800  Crown Americas, Inc.,
           Term Loan .......................................  Baa3     BB-     7.07       11/15/12            1,805,064
    6,005  Graham Packaging Co.,
           Term Loan .......................................  B1       B       7.63 to    10/07/11 to         6,041,233
                                                                               9.69       04/07/12
   13,817  Graphic Packaging International Corp.,
           Term Loan .......................................  Ba2      B+      7.75 to    08/08/10           13,993,507
                                                                               8.14
      369  Graphic Packaging International Corp.,
           Revolving Credit Agreement ......................  Ba2      B+      7.32       08/08/09              361,385
   10,000  Kranson Industries, Inc.,
           Term Loan .......................................  B1       B       8.17       07/31/13           10,056,250
      850  Kranson Industries, Inc.,
           Revolving Credit Agreement ......................  B1       B       8.07 to    07/31/13              845,750
                                                                               10.00
    4,987  Packaging Dynamics,
           Term Loan .......................................  NR       BB-     7.37       06/09/13            4,991,655
    3,913  Ranpak Corp.,
           Term Loan .......................................  NR       NR      7.89       12/14/11            3,923,001
    6,914  Smurfit-Stone Container Corp.,
           Term Loan .......................................  Ba1      B+      7.63 to    11/01/11            6,965,069
                                                                               7.69
      344  Smurfit-Stone Container Corp.,
           Revolving Credit Agreement ......................  Ba1      B+      9.75       11/01/09              337,754
    1,990  Solo Cup, Inc.,
           Term Loan .......................................  Caa1     CCC-    11.75 to   03/31/12            2,022,656
                                                                               13.25
      995  Unifrax Corp.,
           Term Loan .......................................  Ba3      B       7.63       05/02/13              996,555
                                                                                                        ---------------
                                                                                                             65,047,136
                                                                                                        ---------------
           DIVERSIFIED MANUFACTURING 2.1%
    2,332  Arnold Magnectic Technologies Corp.,
           Term Loan .......................................  NR       NR      9.11 to    03/06/11 to         2,320,760
                                                                               11.50      03/06/12
    4,228  Chart Industries, Inc,
           Term Loan .......................................  Ba2      B+      7.38 to    10/17/12            4,240,798
                                                                               7.44
    4,500  Euramax International, Inc.,
           Term Loan .......................................  Caa1     CCC+    12.37      06/29/13            4,537,480
   14,061  Mueller Group, Inc.,
           Term Loan .......................................  B1       BB-     7.32 to    10/03/12           14,155,763
                                                                               7.62

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           DIVERSIFIED MANUFACTURING (CONTINUED)
    6,741  X-Rite, Inc.,
           Term Loan .......................................  Ba3      B+      7.65 to    06/30/12 to         6,755,625
                                                                               10.39      06/30/13
                                                                                                        ---------------
                                                                                                             32,010,426
                                                                                                        ---------------
           ECOLOGICAL 4.8%
   20,326  Allied Waste North America, Inc.,
           Term Loan (b) ...................................  Ba3      BB      7.07 to    01/15/12           20,356,323
                                                                               7.21
    2,500  Casella Waste Systems, Inc.,
           Term Loan .......................................  NR       NR      7.40 to    04/28/10            2,506,250
                                                                               7.47
    5,029  Duratek, Inc.,
           Term Loan .......................................  NR       BB      7.64 to    06/07/13            5,074,330
                                                                               7.77
   11,628  Energy Solutions, LLC,
           Term Loan .......................................  B2       BB      7.57 to    06/07/11 to        11,732,955
                                                                               7.77       06/07/13
    7,674  Environmental Systems Products Holdings,
           Term Loan .......................................  B3       NR      8.82 to    12/12/08 to         7,825,796
                                                                               15.40      12/12/10
    4,115  Great Lakes Dredge & Dock Corp.,
           Term Loan .......................................  Ba3      CCC+    8.22 to    12/22/10            4,130,215
                                                                               8.62
    3,871  LVI Services, Inc.,
           Term Loan .......................................  NR       NR      8.12 to    11/16/11            3,730,435
                                                                               8.37
    6,400  Synagro Technologies, Inc.,
           Term Loan .......................................  NR       B+      7.57       06/21/12            6,401,714
    3,000  WasteQuip, Inc.,
           Term Loan .......................................  B1       NR      10.82      07/15/12            3,037,500
    8,159  Waste Services, Inc.,
           Term Loan .......................................  Ba3      B-      8.32 to    03/31/11            8,220,302
                                                                               10.50
      700  Waste Services, Inc.,
           Revolving Credit Agreement ......................  Ba3      B-      9.07       04/29/09              689,500
                                                                                                        ---------------
                                                                                                             73,705,320
                                                                                                        ---------------
           EDUCATION & CHILD CARE 1.2%
    4,037  Educate Operating Co., LLC,
           Term Loan .......................................  Ba3      NR      8.62       03/31/12            4,037,168
   10,773  Education Management Corp.,
           Term Loan .......................................  B2       B       7.88       06/01/13           10,859,184
    3,750  La Petite Academy, Inc.,
           Term Loan .......................................  Ba2      B       8.36 to    08/06/12 to         3,785,625
                                                                               12.61      02/16/13
                                                                                                        ---------------
                                                                                                             18,681,977
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           ELECTRONICS 7.4%
    8,379  AMI Semiconductor, Inc.,
           Term Loan .......................................  Ba3      BB-     6.82       04/01/12            8,352,580
    5,318  Amkor Technology, Inc.,
           Term Loan .......................................  B1       B-      9.90       10/27/10            5,505,983
    3,682  Audio Visual Services Corp.,
           Term Loan .......................................  Ba3      NR      7.87       05/18/11            3,700,483
    4,178  Automata, Inc.,
           Term Loan (a) (c) (j) ...........................  NR       NR      7.25 to    02/28/03 to                 0
                                                                               10.75      02/28/04
      791  Blackboard, Inc.,
           Term Loan .......................................  Ba3      B+      7.57       02/28/12              796,932
    1,500  Deutsche Connector Group,
           Term Loan .......................................  NR       NR      7.90 to    06/22/14 to         1,516,523
                                                                               8.40       06/22/15
    2,921  DoubleClick, Inc.,
           Term Loan .......................................  Ba3      B       6.41 to    07/13/12            2,957,917
                                                                               9.48
    1,119  Eastman Kodak Co.,
           Term Loan .......................................  Ba3      B+      7.57 to    10/18/12            1,122,124
                                                                               7.66
    2,985  Epicor Software Corp.,
           Term Loan .......................................  Ba3      B+      7.78 to    03/30/12            2,998,059
                                                                               9.15
    2,000  GXS Worldwide, Inc.,
           Term Loan .......................................  Ba3      B+      10.38      07/29/11            2,007,500
    5,000  Infor Enterprise Solutions Holdings, Inc.
           Term Loan .......................................  B1       B       9.12       07/28/12            5,044,790
   10,931  ON Semiconductor Corp.,
           Term Loan .......................................  B3       B+      7.62       12/15/11           10,970,598
    4,434  Open Solutions, Inc.,
           Term Loan .......................................  B3       B-      7.90 to    09/03/11 to         4,522,671
                                                                               11.90      11/30/11
    4,050  Open Text Corp.,
           Term Loan .......................................  Ba3      BB-     7.90       10/02/13            4,080,375
   15,712  Spectrum Brands, Inc.,
           Term Loan .......................................  B1       B-      8.37 to    02/06/12           15,776,212
                                                                               8.44
      600  Stratus Technologies, Inc.,
           Term Loan .......................................  B1       B-      8.37       03/29/11              599,250
   34,930  Sungard Data Systems, Inc.,
           Term Loan (b) ...................................  Ba3      B+      8.00       02/11/13           35,299,460
       16  Sungard Data Systems, Inc.,
           Revolving Credit Agreement ......................  Ba3      B+      9.75       08/11/11               15,768
    8,666  UGS Corp.,
           Term Loan .......................................  Ba2      B+      7.13       03/31/12            8,668,070
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           ELECTRONICS (CONTINUED)
                                                                                                            113,935,295
                                                                                                        ---------------
           ENTERTAINMENT & LEISURE 10.6%
    2,955  Alliance Atlantis Communications, Inc.,
           Term Loan .......................................  Ba1      BB      6.87       12/20/11            2,958,079
    2,978  AMC Entertainment, Inc.,
           Term Loan .......................................  Ba3      B+      7.45       01/26/13            3,004,872
    6,000  Bombardier Capital, Inc.,
           Term Loan .......................................  B1       B+      8.13       06/28/13            6,000,000
   19,113  Cedar Fair, LP,
           Term Loan (b) ...................................  Ba3      BB-     7.87       08/30/12           19,317,025
   10,916  Fender Musical Instruments Corp.,                                   8.13 to    03/30/12 to
           Term Loan .......................................  Caa1     B-      11.38      09/30/12           11,019,949
   49,121  Metro-Goldwyn-Mayer Studios, Inc.,
           Term Loan .......................................  NR       NR      8.62       04/08/12           48,572,294
    1,442  Metro-Goldwyn-Mayer Studios, Inc.,                                  7.97 to    04/08/10
           Revolving Credit Agreement ......................  NR       NR      8.57                           1,399,038
    4,971  Mets, LP,
           Term Loan .......................................  NR       NR      7.56       07/25/10            4,983,857
      452  Movie Gallery, Inc.,
           Term Loan (g) ...................................  Caa1     CCC+    10.37      04/27/10              425,650
    5,170  Panavision, Inc.,                                                   8.38 to    03/30/11
           Term Loan .......................................  Ba3      B       8.40                           5,208,775
    7,434  Pure Fishing, Inc.,                                                 8.37 to    09/30/10 to
           Term Loan .......................................  Ba3      B-      11.31      03/31/11            7,371,919
   20,548  Regal Cinemas, Inc.,
           Term Loan .......................................  Ba2      BB-     7.12       11/10/10           20,542,273
    6,549  Six Flags Theme Parks, Inc.,                                        8.48 to    06/30/09
           Term Loan .......................................  Ba3      B-      8.62                           6,629,464
      604  Six Flags Theme Parks, Inc.,
           Revolving Credit Agreement ......................  Ba3      B-      8.57       06/30/08              601,042
    6,000  Southwest Sports Group, LLC,
           Term Loan .......................................  NR       NR      7.88       12/22/10            6,001,878
    4,140  Tigers Ballpark, LLC,
           Term Loan .......................................  NR       NR      7.13       08/15/10            4,140,000
   10,628  True Temper Sports, Inc.,                                           8.26 to    03/15/11
           Term Loan .......................................  Ba2      B       10.25                         10,667,564
    5,553  Universal City Development Partners, LP,                            7.35 to    06/09/11
           Term Loan .......................................  Ba1      BB-     7.40                           5,577,020
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           ENTERTAINMENT & LEISURE (CONTINUED)
                                                                                                            164,420,699
                                                                                                        ---------------
           FARMING & AGRICULTURE 0.7%
      995  Nutro Products, Inc.,
           Term Loan .......................................  Ba3      B       7.37       04/26/13              997,487
   10,444  Wm. Bolthouse Farms, Inc.,                                          7.63 to    12/16/12 to
           Term Loan .......................................  B1       B-      10.87      12/16/13           10,498,560
                                                                                                        ---------------
                                                                                                             11,496,047
                                                                                                        ---------------
           FINANCE 2.5%
    3,121  DCS Business Services, Inc.,                                        9.57 to    02/04/11 to
           Term Loan .......................................  NR       NR      11.32      08/04/11            3,113,211
    6,332  iPayment, Inc.,                                                     7.32 to    05/10/13
           Term Loan .......................................  B1       B       7.62                           6,332,000
    5,955  LPL Holdings, Inc.,                                                 7.88 to    06/28/13
           Term Loan .......................................  B2       B       8.37                           6,030,365
    8,575  Outsourcing Solutions, Inc.,
           Term Loan .......................................  NR       NR      9.82       09/30/10            8,596,930
   10,100  Oxford Acquisition III, Ltd,
           Term Loan .......................................  Ba2      BB+     7.69       10/20/14           10,186,799
    4,741  Transfirst Holdings, Inc.,                                          7.87 to    08/15/12 to
           Term Loan .......................................  B1       B+      11.62      08/15/13            4,788,205
                                                                                                        ---------------
                                                                                                             39,047,510
                                                                                                        ---------------
           GROCERY 1.0%
   11,917  Roundy's Supermarkets, Inc.,                                        8.39 to
           Term Loan .......................................  B2       B+      8.44       11/03/11           12,026,209
    2,925  Supervalu, Inc.,                                                    6.94 to
           Term Loan .......................................  NR       NR      7.19       06/02/11            2,917,687
                                                                                                        ---------------
                                                                                                             14,943,896
                                                                                                        ---------------
           HEALTH & BEAUTY 2.4%
    5,491  American Safety Razor Co.,                                          7.87 to    07/31/13 to
           Term Loan .......................................  B1       B       11.72      01/30/14            5,574,891
    5,831  Bare Escentuals Beauty, Inc.,
           Term Loan .......................................  B2       B       8.07       02/18/12            5,867,003

                                Senior Income Trust
                             Portfolio of Investments
                           October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           HEALTH & BEAUTY (CONTINUED)
    4,729  CEI Holdings, Inc.,                                                 8.94 to    12/03/10 to
           Term Loan .......................................  NR       NR      13.31      12/03/11            4,715,861
    6,590  Marietta Intermediate Holding Corp.,                                8.65 to    12/17/10 to
           Term Loan .......................................  NR       NR      15.25      12/17/11            5,677,980
   15,589  Prestige Brands Holdings, Inc.,                                     7.66 to    04/06/11
           Term Loan .......................................  Ba3      B+      9.50                          15,683,032
                                                                                                        ---------------
                                                                                                             37,518,767
                                                                                                        ---------------
           HEALTHCARE 10.4%
   10,000  American Medical Systems, Inc.,                                     7.75 to    07/20/12
           Term Loan .......................................  Ba3      BB-     7.81                          10,012,500
    1,194  Ameripath, Inc.,
           Term Loan .......................................  Ba2      BB-     7.39       10/31/12            1,195,940
    3,443  AMN Healthcare Services, Inc.,
           Term Loan .......................................  Ba2      BB-     7.12       11/02/11            3,455,274
    2,687  Angiotech Pharmaceuticals,
           Term Loan .......................................  Ba1      BB-     6.82       03/23/13            2,645,784
   10,776  Capella Healthcare, Inc.,                                           8.33 to    11/30/12 to
           Term Loan .......................................  Caa2     CCC+    11.37      11/30/13           10,832,830
    2,397  Center For Diagnostic Imaging (CDI),                                8.83 to    12/31/10
           Term Loan .......................................  B1       B       8.87                           2,301,021
   30,949  Community Health Systems, Inc.,
           Term Loan .......................................  Ba3      BB-     7.15       08/19/11           31,001,681
    6,073  Concentra Operating Corp.,                                          7.38 to    09/30/11
           Term Loan .......................................  Ba2      B+      7.62                           6,107,955
    3,485  CRC Health Corp.,
           Term Loan .......................................  Ba3      B       7.62       02/06/13            3,489,350
      985  Diagnostic Imaging Group, LLC,                                      9.00 to    05/04/12
           Term Loan .......................................  B1       B       10.75                            970,225
    6,219  FHC Health Systems, Inc.,                                           11.40 to   12/18/09
           Term Loan .......................................  Ba3      B       13.40                          6,452,509
    1,082  Genoa Healthcare Group, LLC,                                        8.61 to    08/10/12
           Term Loan .......................................  Ba3      B       10.50                          1,090,288
      597  Golden Gate National Senior Care, LLC,
           Term Loan .......................................  Ba3      B+      8.12       03/14/11              601,291

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           HEALTHCARE (CONTINUED)
    2,698  Harlan Sprague Dawley, Inc.,                                        7.87 to    12/19/11
           Term Loan .......................................  B1       B+      9.75                           2,718,361
   43,118  LifePoint Hospitals, Inc.,
           Term Loan .......................................  Ba3      BB      6.95       04/15/12           42,977,719
      343  Matria Healthcare, Inc.,                                            7.62 to    01/19/12
           Term Loan .......................................  Ba3      BB-     7.65                             344,168
   25,253  Multiplan, Inc.,                                                    7.35 to    04/12/13
           Term Loan .......................................  B1       B+      7.85                          25,316,074
    5,289  Natinoal Renal Institures, Inc.,                                    7.56 to    03/31/13
           Term Loan .......................................  NR       NR      7.63                           5,296,112
    3,532  Sterigenics International, Inc.,
           Term Loan .......................................  B2       B+      8.39       06/14/11            3,540,394
      600  US Oncology, Inc.,
           Term Loan .......................................  Ba3      B+      7.94       08/20/11              603,000
                                                                                                        ---------------
                                                                                                            160,952,476
                                                                                                        ---------------
           HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
           CONSUMER PRODUCTS 1.7%
    2,985  Formica Corp.,                                                      8.37 to    03/15/13
           Term Loan .......................................  B1       B       8.62                           2,984,069
    5,310  Hunter Fan Co.,
           Term Loan .......................................  Ba3      B       7.90       03/24/12            5,297,224
   11,100  National Bedding Co.,
           Term Loan .......................................  B3       B+      10.37      08/31/12           11,204,062
    6,436  Quality Home Brands Holdings, LLC,                                  8.07 to    12/20/12 to
           Term Loan .......................................  Caa1     CCC+    11.94      06/20/13            6,477,185
                                                                                                        ---------------
                                                                                                             25,962,540
                                                                                                        ---------------
           HOTELS, MOTELS, INNS & GAMING 6.8%
    1,413  Alliance Gaming Corp.,
           Term Loan .......................................  NR       B-      9.33       09/04/09            1,417,957
    9,400  Greektown Casino, LLC,
           Term Loan .......................................  Ba3      B       7.89       12/03/12            9,470,500
    4,876  Green Valley Ranch Gaming, LLC,
           Term Loan (b) ...................................  NR       NR      7.37       12/17/11            4,884,798
    4,137  Herbst Gaming, Inc.,
           Term Loan .......................................  Ba1      B+      7.37       01/31/11            4,143,466
    4,683  Interstate Operating Co., LP,
           Term Loan .......................................  B2       B       9.88       01/14/08            4,717,852
    7,729  Kuilima Resort Co.,
           Term Loan .......................................  NR       NR      11.82      09/30/11            7,304,185

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           HOTELS, MOTELS, INNS & GAMING (CONTINUED)
      600  Pinnacle Entertainment,
           Term Loan .......................................  B1       BB-     7.32       12/14/11              602,325
   44,256  Planet Hollywood International, Inc.,                               6.84 to    08/31/10
           Term Loan (g) ...................................  B2       CCC+    9.54                          43,292,696
    1,741  Scientific Games Corp.,
           Term Loan .......................................  Baa3     BB      6.57       12/23/09            1,742,883
      903  Scientific Games Corp.,
           Revolving Credit Agreement ......................  Baa3     BB      7.07       12/23/09              898,485
    5,495  Venetian Casino Resorts, LLC,
           Term Loan .......................................  Ba2      BB-     7.12       06/15/11            5,514,513
    2,890  Venetian Casino Resorts, LLC,
           Revolving Credit Agreement ......................  Ba2      BB-     7.12       02/22/10            2,832,513
    5,700  Venetian Macau, Ltd.,                                               8.12       05/26/12 to
           Term Loan .......................................  B1       BB-                05/26/13            5,744,084
    7,707  Wembley, Inc.,                                                      7.90 to    08/23/11 to
           Term Loan .......................................  Ba3      B-      9.70       07/18/12            7,790,044
    4,500  Yonkers Racing Corp.,
           Term Loan .......................................  NR       NR      8.82       08/12/11            4,561,875
                                                                                                        ---------------
                                                                                                            104,918,176
                                                                                                        ---------------
           INSURANCE 3.6%
    4,176  American Wholesale Insurance Group, Inc.,                           8.60 to    10/27/11 to
           Term Loan .......................................  NR       B       12.75      04/27/12            4,186,440
    5,000  Applied Systems, Inc.,                                              8.10 to    09/26/13
           Term Loan .......................................  NR       NR      8.18                           5,026,565
   11,439  ARG Holdings, LLC,                                                  8.38 to    11/30/11 to
           Term Loan .......................................  B2       NR      12.63      11/30/12           11,523,171
    2,993  Audatex North America, Inc.,
           Term Loan .......................................  Ba3      B+      7.62       04/13/13            3,018,684
    3,840  CCC Information Services Group, Inc.,
           Term Loan .......................................  NR       NR      7.87       02/10/13            3,861,600
    7,500  Concord Re, Ltd.,
           Term Loan .......................................  Ba2      BB+     9.63       02/29/12            7,612,500
    1,704  Mitchell International, Inc.,
           Term Loan .......................................  B1       B+      7.37       08/15/11            1,710,398
   11,286  USI Holdings Corp.,
           Term Loan .......................................  B1       BB-     7.69       03/24/11           11,342,490
    7,130  Vertafore, Inc.,                                                    7.85 to    01/31/12 to
           Term Loan .......................................  NR       NR      11.46      01/31/13            7,226,888
                                                                                                        ---------------
                                                                                                             55,508,736
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           MACHINERY 1.7%
    9,221  Alliance Laundry Holdings, LLC,                                     7.57 to
           Term Loan .......................................  Ba3      B       9.50       01/27/12            9,287,518
    3,660  Douglas Dynamics, LLC,
           Term Loan .......................................  Ba2      BB-     7.12       12/16/10            3,650,462
    1,000  FR X Ohmstede Acquisitions Co.,
           Term Loan .......................................  B2       B-      8.50       08/09/13            1,012,500
    1,800  Gleason Corp.,                                                      7.88 to
           Term Loan .......................................  NR       NR      8.00       06/30/13            1,813,500
    5,999  Goodman Global Holdings, Inc.,
           Term Loan .......................................  B2       B+      7.25       12/23/11            5,996,070
    4,000  Stolle Machinery Co., LLC,                                          7.87 to    09/29/12 to
           Term Loan .......................................  Caa1     B       11.37      09/29/13            4,045,625
    1,104  United Rentals (North America), Inc.,
           Term Loan .......................................  Ba1      BB-     7.32       02/14/11            1,109,112
                                                                                                        ---------------
                                                                                                             26,914,787
                                                                                                        ---------------
           MEDICAL PRODUCTS & SERVICES 2.7%
    2,382  Accenllent, Inc.,
           Term Loan .......................................  Ba3      BB-     7.40       11/22/12            2,387,955
    4,670  AGA Medical Corp.,                                                  7.62 to
           Term Loan .......................................  B1       B+      7.72       04/28/13            4,674,439
    5,473  Conmed Corp.,
           Term Loan .......................................  Ba2      BB-     7.32       04/12/13            5,479,341
   18,599  DaVita, Inc.,                                                       7.37 to
           Term Loan (b) ...................................  Ba2      BB-     7.69       10/05/12           18,712,718
    2,658  DJ Orthopedics, LLC,
           Term Loan .......................................  Ba3      BB-     6.88       04/07/13            2,654,678
    3,968  Fresenius Medical Care Holding, Inc.,                               6.74 to
           Term Loan .......................................  NR       BB+     6.78       03/31/13            3,947,967
    1,256  Kinetics Concepts, Inc.,
           Term Loan .......................................  Ba1      BB      7.12       08/11/10            1,259,481
    2,590  VWR International, Inc.,
           Term Loan .......................................  Ba3      B+      7.63       04/07/11            2,596,814
                                                                                                        ---------------
                                                                                                             41,713,393
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           MINING, STEEL, IRON & NON-PRECIOUS METALS 0.7%
    4,788  New Enterprise Stone & Lime Co., Inc.,
           Term Loan .......................................  NR       NR      7.65 to    07/30/10            4,811,648
                                                                               9.25
    6,609  Novelis, Inc.,
           Term Loan .......................................  Ba1      BB-     7.72       01/07/12            6,638,736
                                                                                                        ---------------
                                                                                                             11,450,384
                                                                                                        ---------------
           NATURAL RESOURCES 2.6%
    4,200  CDX Funding, LLC,
           Term Loan .......................................  NR       NR      10.62      03/31/13            4,276,999
      594  Cheniere LNG Holdings, LLC,
           Term Loan .......................................  NR       BB      8.12       08/30/12              599,346
    5,318  El Paso Corp.,
           Term Loan .......................................  Ba3      B+      8.72       08/01/11            5,360,056
    2,382  Key Energy Services Group, Inc.,
           Term Loan .......................................  NR       NR      9.12 to    06/30/12            2,396,516
                                                                               9.23
    2,530  SemCrude, LP,
           Term Loan .......................................  Ba2      NR      7.57 to    03/16/11            2,544,448
                                                                               7.64
   24,369  Targa Resources, Inc.,
           Term Loan .......................................  B1       B+      7.62 to    10/31/07 to        24,411,359
                                                                               7.65       10/31/12
                                                                                                        ---------------
                                                                                                             39,588,724
                                                                                                        ---------------
           NON-DURABLE CONSUMER PRODUCTS 2.0%
   13,175  Aearo Technologies, Inc.,
           Term Loan .......................................  Caa1     CCC+    7.87 to    03/24/13 to        13,346,199
                                                                               11.87      09/24/13
    4,184  Amscan Holdings, Inc.,
           Term Loan .......................................  Ba3      B+      8.30 to    12/23/12            4,217,781
                                                                               10.25
    4,478  Easton-Bell Sports, Inc.,
           Term Loan .......................................  Ba3      B+      7.07 to    03/16/12            4,488,694
                                                                               9.00
    2,640  JohnsonDiversey, Inc.,
           Term Loan .......................................  Ba2      B+      7.97       12/16/11            2,664,479
    1,777  Mega Bloks, Inc. (Canada),
           Term Loan .......................................  Ba2      BB-     7.19       07/26/12            1,781,944
    2,200  Targus Group International, Inc.,
           Term Loan .......................................  B3       CCC+    12.80      05/22/13            1,996,500
    2,985  UCG Paper Crafts, Inc.,
           Term Loan .......................................  NR       NR      8.57       02/17/13            2,992,463
                                                                                                        ---------------
                                                                                                             31,488,060
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           PAPER & FOREST PRODUCTS 4.2%
   48,917  Georgia-Pacific Corp.,
           Term Loan (b) ...................................  Ba2      BB-     7.37 to    12/20/12 to        49,328,271
                                                                               8.39       12/20/13
      772  New Page Corp.,
           Term Loan .......................................  Ba3      B       8.32 to    05/02/11              781,813
                                                                               8.37
    9,187  White Birch Paper Co. (Canada),
           Term Loan .......................................  Ba3      B+      8.62 to    04/06/12 to         9,319,534
                                                                               12.87      04/08/13
    5,839  Xerium Technologies, Inc.,
           Term Loan .......................................  B1       B+      7.62       05/18/12            5,832,028
                                                                                                        ---------------
                                                                                                             65,261,646
                                                                                                        ---------------
           PERSONAL & MISCELLANEOUS SERVICES 3.9%
   12,245  Affinion Group, Inc.,
           Term Loan .......................................  Ba3      B+      8.07 to    10/17/12           12,327,184
                                                                               8.18
    1,782  Alderwoods Group, Inc.,
           Term Loan .......................................  Ba2      BB      7.32       09/29/09            1,784,568
   10,169  Coinmach Laundry Corp.,
           Term Loan .......................................  B2       B       7.88 to    12/19/12           10,261,925
                                                                               7.94
   15,145  Hertz Corp.,
           Term Loan (b) ...................................  Ba1      BB      7.60 to    12/21/12           15,275,416
                                                                               7.73
    9,679  Iron Mountain, Inc.,
           Term Loan .......................................  Ba2      BB-     7.09 to    04/02/11            9,705,579
                                                                               7.16
    1,795  Omniflight Helicopters, Inc.,
           Term Loan .......................................  NR       NR      9.07 to    09/30/11 to         1,799,303
                                                                               11.25      09/30/12
    3,884  Stewart Enterprises, Inc.,
           Term Loan .......................................  Ba2      BB      7.19 to    11/19/11            3,885,956
                                                                               7.33
    4,534  Weightwatchers.com,
           Term Loan .......................................  B1       B-      7.57 to    12/16/10 to         4,562,765
                                                                               10.36      06/16/11
                                                                                                        ---------------
                                                                                                             59,602,696
                                                                                                        ---------------
           PHARMACEUTICALS 1.5%
    3,240  Bradley Pharmaceuticals, Inc.,
           Term Loan .......................................  NR       NR      9.43       11/14/10            3,276,450
   19,752  Warner Chilcott Holding Co.,
           Term Loan (b) ...................................  B1       B+      7.87 to    01/18/12           19,871,656
                                                                               7.97
                                                                                                        ---------------
                                                                                                             23,148,106
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           PRINTING & PUBLISHING 12.4%
    2,433  Adams Outdoor Advertising, LP,
           Term Loan .......................................  B1       B+      7.13 to    10/18/12            2,439,839
                                                                               7.15
    6,767  ALM Media Holdings, Inc.,
           Term Loan .......................................  B1       B-      7.87       03/05/10            6,773,292
    4,950  American Media Operations, Inc.,
           Term Loan .......................................  B1       B-      8.37       01/31/13            4,986,610
    5,535  American Reprographics Co.,
           Term Loan .......................................  Ba2      BB      7.15 to    06/18/09            5,548,642
                                                                               9.00
    1,744  Ascend Media Holdings, LLC,
           Term Loan .......................................  NR       NR      8.87       01/31/12            1,697,977
    2,000  Black Press Group, Ltd.,
           Term Loan .......................................  Ba3      B+      7.47 to    08/02/13            2,015,000
                                                                               7.50
    6,655  Canon Communications, LLC,
           Term Loan .......................................  B2       B       8.62       05/31/11            6,671,695
    1,874  Caribe Information Investment, Inc.,
           Term Loan .......................................  B1       B       7.63 to    03/31/13            1,878,415
                                                                               7.66
   10,881  Cygnus Business Media, Inc.,
           Term Loan .......................................  B2       CCC+    9.87       07/13/09           10,771,942
   14,032  Day International Group, Inc.,
           Term Loan .......................................  Ba3      B       8.12 to    12/05/12 to        14,208,558
                                                                               12.87      12/05/13
   18,111  Dex Media West, LLC,
           Term Loan .......................................  Ba1      BB      6.82 to    03/09/10           18,067,806
                                                                               6.91
   10,885  Endurance Business Media, Inc.,
           Term Loan .......................................  Caa1     CCC+    8.07 to    07/26/13 to        10,950,089
                                                                               12.57      01/26/14
    2,312  FSC Acquisition, LLC,
           Term Loan .......................................  B1       B       7.57 to    08/01/12            2,313,352
                                                                               7.74
    6,500  Gatehouse Media, Inc.,
           Term Loan .......................................  B1       B+      7.57       12/06/13            6,516,250
   10,161  Haights Cross Communications, LLC,
           Term Loan .......................................  B3       B-      8.91 to    08/20/08           10,241,073
                                                                               9.91
    3,664  MC Communications, LLC,
           Term Loan .......................................  NR       NR      7.97       12/31/10            3,684,334
    5,074  MediaNews Group, Inc.,
           Term Loan .......................................  Ba2      BB-     6.57 to    12/30/10 to         5,057,968
                                                                               7.07       08/02/13
    9,683  Merrill Communications, LLC,
           Term Loan .......................................  B1       B+      7.57 to    05/15/11            9,719,141
                                                                               7.62

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           PRINTING & PUBLISHING (CONTINUED)
    2,829  Network Communications, Inc.,
           Term Loan .......................................  Ba1      B+      7.87 to    11/30/12            2,842,768
                                                                               9.75
   12,684  New Publications, Inc.,
           Term Loan .......................................  NR       NR      8.44 to    02/05/13           12,758,098
                                                                               12.62
   10,098  Primedia, Inc.,
           Term Loan .......................................  NR       NR      7.57       09/30/13           10,070,231
   19,085  R.H. Donnelley, Inc.,
           Term Loan (b) ...................................  Ba1      BB      6.60 to    12/31/09 to        19,028,738
                                                                               6.90       06/30/11
    2,708  Source Media, Inc.,
           Term Loan .......................................  B1       NR      7.61       11/08/11            2,723,318
    2,203  SGS international, Inc.,
           Term Loan .......................................  Ba2      B+      7.88 to    12/30/11            2,215,744
                                                                               8.12
    3,843  Thomas Nelson Publishers,
           Term Loan .......................................  B1       B       7.57 to    06/12/12            3,857,537
                                                                               7.62
   14,969  Yell Group, PLC,
           Term Loan (b) ...................................  NR       NR      7.07 to    04/30/11 to        15,029,836
                                                                               7.32       02/10/13
                                                                                                        ---------------
                                                                                                            192,068,253
                                                                                                        ---------------
           RESTAURANTS & FOOD SERVICE 2.1%
    5,431  Arby's, LLC,
           Term Loan .......................................  Ba3      B+      7.57 to    07/25/12            5,456,344
                                                                               7.63
    6,134  Carrols Corp.,
           Term Loan .......................................  Ba3      B+      7.88       12/31/10            6,162,879
    3,304  Denny's Corp.,
           Term Loan .......................................  B2       B       8.57 to    09/30/09 to         3,334,446
                                                                               10.75      09/30/10
    2,467  Landry's Restaurants, Inc.,
           Term Loan .......................................  Ba1      BB-     7.12 to    12/28/10            2,468,963
                                                                               7.13
    3,409  NPC International, Inc.,
           Term Loan .......................................  Ba3      B+      6.97 to    05/03/13            3,400,568
                                                                               9.00
    6,582  Quiznos, LLC,
           Term Loan .......................................  B2       B       7.63 to    05/05/13 to         6,592,188
                                                                               11.12      11/05/13
    2,490  Sagittarius Restaurants, LLC,
           Term Loan .......................................  Ba3      B       7.62       03/29/13            2,501,667
    2,160  Sonic Corp.,
           Term Loan .......................................  Ba3      BB-     7.32       09/14/13            2,168,100
                                                                                                        ---------------
                                                                                                             32,085,155
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           RETAIL - OFFICE PRODUCTS 0.6%
    8,544  Buhrmann US, Inc.,
           Term Loan .......................................  Ba3      BB-     7.09 to    12/23/10 to         8,567,758
                                                                               7.22       12/31/10
                                                                                                        ---------------
           RETAIL - OIL & GAS 0.9%
    3,662  The Pantry, Inc.,
           Term Loan .......................................  Ba3      BB      7.07       01/02/12            3,674,866
   10,421  Travelcenters of America, Inc.,
           Term Loan .......................................  B1       BB      7.10 to    12/01/11           10,435,902
                                                                               7.12
                                                                                                        ---------------
                                                                                                             14,110,768
                                                                                                        ---------------
           RETAIL - SPECIALTY 1.8%
   15,440  Nebraska Book Co., Inc.,
           Term Loan .......................................  B2       B-      7.87 to    03/04/11           15,507,816
                                                                               7.88
   11,102  Visant Holding Corp.,
           Term Loan .......................................  Ba2      B+      7.37       10/04/11           11,168,854
      724  Visant Holding Corp.,
           Revolving Credit Agreement ......................  Ba2      B+      9.00 to    10/04/10              717,104
                                                                               9.25
                                                                                                        ---------------
                                                                                                             27,393,774
                                                                                                        ---------------
           RETAIL - STORES 1.9%
    6,000  Csk Auto, Inc.,
           Term Loan .......................................  Ba3      B+      8.38 to    06/29/12            6,093,750
                                                                               8.44
   18,513  Neiman Marcus Group, Inc.,
           Term Loan (b) ...................................  Ba3      B+      7.64 to    04/06/13           18,680,438
                                                                               7.89
    1,194  Pep Boys - Manny, Moe & Jack,
           Term Loan .......................................  Ba2      B+      8.32       01/27/11            1,208,925
    3,000  Savers, Inc.,
           Term Loan .......................................  B1       B       8.16       08/11/12            3,020,625
                                                                                                         ---------------
                                                                                                             29,003,738
                                                                                                        ---------------
           TELECOMMUNICATIONS - EQUIPMENT & SERVICES 0.4%
    6,000  Level 3 Communications, Inc.,
           Term Loan .......................................  B1       NR      8.40       12/01/11            6,068,747
                                                                                                        ---------------
           TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.4%
      600  Alaska Communications Systems Group, Inc.,
           Term Loan .......................................  B1       B+      7.12       02/01/12              600,450
    2,155  Cincinnati Bell, Inc.,
           Term Loan .......................................  Ba2      B+      6.82 to    08/31/12            2,154,686
                                                                               7.03
    9,800  Fairpoint Communications, Inc.,
           Term Loan .......................................  B1       BB-     7.13       02/08/12            9,796,168
    4,684  Hawaiian Telecom, Inc.,
           Term Loan .......................................  Ba3      B       7.62       04/30/12 to         4,692,896
                                                                                          10/31/12

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS (CONTINUED)
    1,711  Orius Corp., LLC,
           Term Loan (a) (c) (i) ...........................  NR       NR      12.25      01/23/09 to           356,033
                                                                                          01/23/10
      605  Orius Corp., LLC,
           Revolving Credit Agreement (c) (i) (j) ..........  NR       NR      4.00 to    01/31/06              526,284
                                                                               11.25
    1,000  Sorenson Communications, Inc.,
           Term Loan .......................................  NR       NR      12.39      02/16/14            1,011,667
    3,000  Windstream Corp.,
           Term Loan (b) ...................................  Ba1      BBB-    7.12       07/17/13            3,019,287
                                                                                                        ---------------
                                                                                                             22,157,471
                                                                                                        ---------------
           TELECOMMUNICATIONS - LONG DISTANCE 0.5%
    7,477  Time Warner Telecom, Inc.,
           Term Loan .......................................  Ba2      B       7.57       01/07/13            7,538,255
                                                                                                        ---------------
           TELECOMMUNICATIONS-WIRELESS 1.4%
    1,562  American Cellular Corp.,
           Term Loan (b) ...................................  Ba3      B+      7.60 to    08/07/13            1,571,484
                                                                               7.63
    3,519  Cellular South, Inc.,
           Term Loan .......................................  NR       NR      7.13 to    05/04/11            3,522,539
                                                                               8.75
   11,917  Centennial Cellular, Inc.,
           Term Loan .......................................  Ba2      B       7.57 to    02/09/11           12,020,938
                                                                               7.65
    1,796  Cricket Communications, Inc.,
           Term Loan .......................................  B1       B       8.12       06/16/13            1,813,904
    2,993  Crown Castle Operating Co.,
           Term Loan .......................................  B1       BB      7.65       06/01/14            3,007,462
                                                                                                        ---------------
                                                                                                             21,936,327
                                                                                                        ---------------
           TEXTILES & LEATHER 2.0%
   10,750  HanesBrands, Inc.,
           Term Loan (b) ...................................  Ba2      BB-     7.63 to    09/05/13           10,929,868
                                                                               9.19
    7,962  Propex Fabrics, Inc.,
           Term Loan .......................................  Ba3      BB-     7.63       07/31/12            7,982,281
    4,535  St. John Knits International, Inc.,
           Term Loan .......................................  B1       B+      9.32       03/21/12            4,512,293
    6,915  The William Carter Co.,
           Term Loan .......................................  Ba3      BB      6.85 to    07/14/12            6,911,777
                                                                               8.75
                                                                                                        ---------------
                                                                                                             30,336,219
                                                                                                        ---------------

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
           TOBACCO 0.1%
    1,342  Alliance One International, Inc.,
           Term Loan .......................................  B1       B+      8.12 to    05/13/08            1,355,665
                                                                               8.33
           TRANSPORTATION - CARGO 0.7%                                                                  ---------------
    4,085  Jacobson Acquisition Co.,
           Term Loan .......................................  NR       NR      8.60 to    04/07/09 to         4,094,724
                                                                               10.25      04/07/11
    2,119  Kenan Advantage Group, Inc.,
           Term Loan .......................................  NR       NR      8.37       12/16/11            2,135,881
    2,299  Pacer International, Inc.,
           Term Loan .......................................  Ba2      BB      6.88 to    06/10/10            2,292,784
                                                                               6.94
    2,896  Quality Distribution, Inc.,
           Term Loan .......................................  Ba3      B-      8.32       11/13/09            2,910,678
      120  Quality Distribution, Inc.,
           Revolving Credit Agreement ......................  Ba3      B-      10.75      11/13/08              119,400
                                                                                                        ---------------
                                                                                                             11,553,467
                                                                                                        ---------------
           TRANSPORTATION - PERSONAL 0.1%
      934  Neoplan USA Corp.,
           Revolving Credit Agreement (a) (c) (d) (j) ......  NR       NR      8.54       06/30/06              873,056
      500  US Airways Group, Inc.,
           Term Loan .......................................  B2       B       8.87       03/31/11              504,197
                                                                                                        ---------------
                                                                                                              1,377,253
                                                                                                        ---------------
           TRANSPORTATION-RAIL MANUFACTURING 0.6%
    6,890  Helm Holding Corp.,
           Term Loan .......................................  NR       NR      7.57 to    07/08/11            6,911,626
                                                                               8.00
    1,995  Standard Steel, LLC.,
           Term Loan .......................................  B2       B+      8.09       06/30/12            2,012,456
                                                                                                        ---------------
                                                                                                              8,924,082
                                                                                                        ---------------
           UTILITIES 2.4%
    1,200  Astoria Generating Co., LP,
           Term Loan .......................................  B3       B       7.36 to    02/23/13 to         1,219,750
                                                                               9.14       08/23/13
    1,923  Midwest Generation, LLC,
           Term Loan .......................................  Ba2      BB      6.87 to    04/27/11            1,926,281
                                                                               7.31
    5,955  Mirant North America, LLC,
           Term Loan .......................................  Ba3      BB-     7.07       01/03/13            5,957,126

                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2006 (Unaudited)

                                                                 Bank Loan
Principal                                                        Ratings +
  Amount                                                      ---------------                Stated
  (000)    Borrower                                           Moody's    S&P     Coupon    Maturity *        Value
---------  -------------------------------------------------  -------  ------  ---------  ------------  ---------------
   19,028  NRG Energy, Inc.,
           Term Loan (b) ...................................  Ba1      BB-     7.37       02/01/13           19,150,857
    6,300  Primary Energy Operating, LLC,
           Term Loan .......................................  NR       NR      8.15       08/24/09            6,320,998
    2,595  Reliant Energy Resources Corp.,
           Term Loan .......................................  B2       B       7.70       04/30/10            2,598,129
                                                                                                        ---------------
                                                                                                             37,173,141
                                                                                                        ---------------
TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 174.6% .........                                              2,700,368,714
                                                                                                        ---------------

Description                                                            Value
-----------                                                       --------------
NOTES 2.3%
Boise Cascade, LLC ($3,700,000 par, 8.25% coupon, maturing
   10/15/12) (h) ..............................................   $    3,755,500
Builders FirstSource, Inc. ($8,700,000 par, 9.66% coupon,
   maturing 02/15/12) (h) .....................................        8,591,250
Compression Polymers Corp. ($2,700,000 par, 12.39% coupon,
   maturing 07/01/12) (h) .....................................        2,767,500
Del Laboratories, Inc. ($5,400,000 par, 10.37% coupon, maturing
   11/01/11) (h) ..............................................        5,602,500
Qwest Corp. ($3,500,000 par, 8.64% coupon, maturing
   06/15/13) (h) ..............................................        3,788,750
Rogers Wireless Communications, Inc. ($9,000,000 par, 8.52%
   coupon, maturing 12/15/10) (Canada) (h) ....................        9,213,750
Verso Paper Holding, LLC ($1,500,000 par, 9.12% coupon,
   maturing 08/01/14) (h) (k) .................................        1,522,500
                                                                  --------------
TOTAL NOTES ...................................................       35,241,750
                                                                  --------------
EQUITIES 0.0%
Aladdin Gaming Holdings, LLC (7.84% Ownership Interest,
   Acquired 09/30/04, Cost $304,135) (e)(f) ...................           27,103
Comdisco Holding Co., Inc. (134 common shares) (e) ............            2,325
Comdisco Holding Co., Inc. (63 common shares, Acquired
   03/02/05, Cost $32) (e) (f) ................................            1,093
Environmental Systems Products Holdings, Inc. (3,275 common
   shares, Acquired 06/22/04, Cost $0) (e) (f) ................          101,296
Gentek, Inc. (1,600 common shares, Acquired 09/22/06, Cost $0)
   (e) (f) ....................................................           51,840
Gentek, Inc. (Warrants for 2,501 common shares, Acquired
   09/22/06, Cost $0) (e) (f) .................................          107,075
IDT Corp. (22,898 common shares) (e) ..........................          297,445
Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03,
   Cost $1,074,521) (d) (e) (f) ...............................                0
Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03,
   Cost $85) (d) (e) (f) ......................................                0
Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0)
   (c)(e) (f) .................................................                0
Planet Hollywood International, Inc. (Warrants for 89,674
   common shares,  Acquired 09/03/04 & 07/22/05,
   Cost $0) (e) (f) ...........................................                0
Railworks Corp. (Warrants for 865 common shares, Acquired
   02/10/03, Cost $0) (e) (f) .................................                0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02,
   Cost $193,940) (e) (f) .....................................                0
Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00,
   Cost $1,714,995) (e) (f) ...................................                0
Safelite Realty (28,448 common shares, Acquired 10/26/00,
   Cost $0) (e) (f) ...........................................                0
                                                                  --------------
TOTAL EQUITIES                                                           588,177
                                                                  --------------
TOTAL LONG-TERM INVESTMENTS 176.9%
(Cost $2,745,402,843)                                              2,736,198,641
                                                                  --------------
SHORT-TERM INVESTMENTS 1.9%
REPURCHASE AGREEMENT 0.8%
State Street Bank & Trust Corp. ($12,600,000 par collateralized by U.S. Government obligations in a pooled cash account,
   interest rate of 5.09%, dated 10/31/06, to be sold on
   11/01/06 at $12,601,782) (b)                                       12,600,000
TIME DEPOSIT 1.1%
State Street Bank & Trust Corp. ($17,041,437 par, 4.05% coupon, dated 10/31/06, to be sold on 11/01/06 at
   $17,043,354) (b)                                                   17,041,437
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,641,437)                                                    29,641,437
                                                                  --------------

TOTAL INVESTMENTS  178.8%
   (Cost $2,775,044,280)                                           2,765,840,078

BORROWINGS (36.0%)                                                  (557,000,000)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (45.3%)          (700,416,266)
OTHER ASSETS IN EXCESS OF LIABILITIES 2.5%                            38,371,518
                                                                  --------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                     $1,546,795,330
                                                                  ==============

NR - NOT RATED

     Industry percentages are calculated as a percentage of net assets applicable to common shares.

(a)  This Senior Loan interest is non-income producing.

(b) A portion of this security is designated in connection with unfunded commitments.

(c)  This borrower has filed for protection in federal bankruptcy court.

(d)  Affiliated company.

(e) Non-income producing security as this stock or warrant currently does not declare dividends.

(f) Restricted Security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.02% of the net assets applicable to common shares of the Trust.

(g)  Payment-in-kind security.

(h) Variable rate security. Interest rate shown is that in effect at October 31, 2006.

(i)  This borrower is currently in liquidation.

(j) The borrower is in the process of restructuring or amending the terms of this loan.

(k) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(l) Subsequent to October 31, 2006, this borrower has filed for protection in federal bankruptcy court.

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

SWAP AGREEMENTS OUTSTANDING AS OF OCTOBER 31, 2006:

CREDIT DEFAULT SWAPS

                                                    PAY/
                                                  RECEIVE                NOTIONAL     UNREALIZED
                                      BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY      REFERENCE ENTITY   PROTECTION     RATE       DATE        (000)     DEPRECIATION
------------      ----------------   ----------   -------   ----------   --------   -------------
Goldman           Standard Pacific
   Sachs Credit      Corporation
   Partners,
   L.P. .......                      Sell          3.40%    09/20/11      $2,500       $49,215
                                                                                       -------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Senior Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: December 19, 2006